Share-Based Compensation - Summary of Valuation of Equity-Based Awards (Details) - P3 Health Partners Inc. - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Jun. 11, 2020	Nov. 04, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	60.00%	65.00%	45.00%	45.00%	40.00%
RF Rate	0.06%	0.10%	0.19%	1.60%	2.46%
Term (Years)	10 months 24 days	1 year 1 month 6 days	1 year 8 months 12 days	2 years 3 months 18 days	3 years 1 month 6 days
FMV Range / Unit at Grant Date	$ 4.74	$ 0.49	$ 0.15	$ 0.13	$ 0.15